Principal activities and organization (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total assets	¥ 59,743,938	¥ 51,515,732
Total liabilities	39,435,501	31,278,061
Revenue	10,579,609	8,751,259	¥ 5,772,948
Net income/(loss)	(679,316)	(1,426,988)	(337,953)
Net cash (used in)/provided by operating activities	677,979	928,226	527,396
Net cash (used in)/provided by investing activities	(7,471,487)	(17,028,061)	(11,887,133)
Net cash provided by/(used in) financing activities	5,011,004	19,842,120	15,422,674
VIEs and subsidiaries of VIEs [Member]
Total assets	8,125,756	7,287,858
Total liabilities	4,427,121	3,682,006
Revenue	4,111,341	4,419,967	4,389,398
Net income/(loss)	49,738	(111,574)	126,673
Net cash (used in)/provided by operating activities	(334,465)	660,690	603,227
Net cash (used in)/provided by investing activities	(172,280)	57,568	(365,253)
Net cash provided by/(used in) financing activities	¥ 338,000	¥ (426,603)	¥ 39,107